Deferred revenue	12 Months Ended
Dec. 31, 2018
Deferred Revenue Disclosure [Abstract]
Deferred revenue

8.      Deferred revenue:

	2018	2017
Deferred revenue on time charters	$22,318	$26,907
Deferred interest on lease receivable	410,481	355,451
Other deferred revenue	—	1,690
Deferred revenue	432,799	384,048
Current portion of deferred revenue	(55,915)	(55,367)
Deferred revenue	$376,884	$328,681